Subsequent Events (Details) - USD ($)	Jul. 07, 2022	Aug. 31, 2022	Jun. 30, 2022	Apr. 01, 2022	Jan. 31, 2022	Jan. 21, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Working capital loan			$ 250,000	$ 112,500	$ 350,000	$ 1,500,000	$ 1,500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital loan amount					$ 350,000	$ 1,500,000
Working capital loan		$ 200,000
Trust to pay tax obligations	$ 322,309
Amount included iin accounts payable and accrued expenses	20,000
Amount held in trust account	$ 104,093,013
Exercised shared (in Shares)	6,845,606
Trust account to pay	$ 68,488,348
(in Dollars per share)	$ 10
Interest earned	$ 32,288
Public Shares outstanding (in Shares)	10,404,394
Extension Funds [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 2,060,070
Amount held in trust account	$ 343,345
Extension funds, description	In connection with the Extension, the Company drew down $343,345 in July 2022 and August 2022, for an aggregate of $686,690, under the Extension Funds note and deposited the amount into the Trust Account.